NYSE Euronext

Clinton W. Clark
Senior Analyst
Corporate Compliance

11 Wall Street
New York, NY 10005
T 212 656 4632
F 212 656 5780
cclark@nyx.com

[redacted]

11000247

May 17, 2011

Ms. Velma Smith, Branch Chief
Securities and Exchange Commission
Division of Corporation Finance – Filer Support Office
100 F Street, N.W., Mail Stop 3040
Washington, D.C. 20549

Re:	IndexIQ ETF Trust	
	Issuer CIK:	0001415995
	Issuer File Number:	001-34265
	Form 8-A Date:	5/17/2011

Dear Ms. Smith:

Please be advised that NYSE Regulation, Inc. has received (on April 5, 2011) an application from the above-referenced issuer and has approved the following securities for listing on NYSE Arca, Inc. (the "Exchange"):

Shares of beneficial interest, no par value,
of the IQ Hong Kong Small Cap ETF

The Exchange requests acceleration of registration of these securities under the Securities Exchange Act of 1934. If there are any questions, please call me at (212) 656-4632. Your assistance is greatly appreciated.

Sincerely,